4. ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfAccountingPoliciesLineItems [Line Items]
Income tax rate	30.00%	30.00%	30.00%
ARGENTINA [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Income tax rate	30.00%
VENEZUELA [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Income tax rate	50.00%
ECUADOR [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Income tax rate	25.00%
Surcharge rate	3.00%
BOLIVIA [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Income tax rate	25.00%
Withholding income tax rate	12.50%
Percentage of withholdings on dividends	10.00%
URUGUAY [member]
DisclosureOfAccountingPoliciesLineItems [Line Items]
Income tax rate	25.00%